Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 (Details) - USD ($)			1 Months Ended		6 Months Ended	9 Months Ended
	Jan. 06, 2023	Dec. 23, 2022	Jan. 17, 2023	Dec. 23, 2022	Jan. 11, 2023	Sep. 30, 2022	Dec. 12, 2022	Nov. 23, 2022
Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 (Details) [Line Items]
Enterprise value for stockholders						$ 50,000,000
Maximum [Member]
Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 (Details) [Line Items]
Enterprise value for stockholders		$ 675,000,000
Minimum [Member]
Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 (Details) [Line Items]
Enterprise value for stockholders		$ 575,000,000
Forecast [Member]
Events Subsequent To the Date of the Form 10-Q Filed On November 14, 2022 (Details) [Line Items]
Aggregate principal amount								$ 686,690
Extension funds					$ 343,345
Drawn amount							$ 686,690
Merger agreement descriptions				On December 23, 2022, Kludein and Near entered into Amendment No. 2 to the Agreement and Plan of Merger revising the implied equity value for the company stockholders of approximately $675 million to approximately $575 million subject to customary closing conditions.
Stockholder description	At the special meeting of stockholders on January 6, 2023 in connection with the Extension, stockholders holding 9,786,530 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $101 million (approximately $10.32 per share), which included $1,190,676 of interest earned on the Trust Account which was not previously used to pay the Company’s tax obligation, has been removed from the Trust Account to pay such holders. Following redemptions, KludeIn has 617,864 Public Shares outstanding.
Aggregate amount			$ 95,000,000
Working capital loan						$ 152,500